Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (4.4%)
	Nucor Corp.	7,952	935
	Steel Dynamics Inc.	9,709	655
	Freeport-McMoRan Inc.	17,063	621
	Olin Corp.	11,686	582
	Avery Dennison Corp.	1,479	333
*	Cleveland-Cliffs Inc.	13,520	317
	U.S. Steel Corp.	11,498	308
	Element Solutions Inc.	13,043	296
	Mosaic Co.	8,164	263
	International Paper Co.	4,035	242
	Olympic Steel Inc.	7,137	195
	Chemours Co.	5,650	189
*	TimkenSteel Corp.	12,040	165
	Southern Copper Corp.	2,301	144
*	Amyris Inc.	9,356	141
*	Intrepid Potash Inc.	4,525	140
	Schnitzer Steel Industries Inc. Class A	2,807	133
	Tronox Holdings plc Class A	5,639	119
*	AdvanSix Inc.	3,102	113
	Eastman Chemical Co.	978	111
*	Energy Fuels Inc.	18,518	100
	Albemarle Corp.	408	97
*,1	Meta Materials Inc.	19,284	90
	Hecla Mining Co.	12,473	77
*	Kraton Corp.	1,681	71
	Verso Corp. Class A	3,742	71
*	U.S. Silica Holdings Inc.	7,600	67
	Worthington Industries Inc.	1,100	64
	Celanese Corp. Class A	355	56
	Scotts Miracle-Gro Co.	349	55
*	Ur-Energy Inc.	40,409	53
	Dow Inc.	572	36
	Valvoline Inc.	1,173	35
			6,874
Consumer Discretionary (19.6%)
	Target Corp.	6,224	1,537
*	Ford Motor Co.	91,633	1,194
*	Tesla Inc.	1,411	1,038
*	General Motors Co.	18,402	902
	Estee Lauder Cos. Inc. Class A	2,532	862
*	Tapestry Inc.	16,453	663
*	Capri Holdings Ltd.	9,129	516

		Shares	Market Value ($000)
*	Crocs Inc.	3,594	513
	Dick's Sporting Goods Inc.	3,619	510
*	Macy's Inc.	22,775	510
	Tempur Sealy International Inc.	11,169	499
	eBay Inc.	5,696	437
	Lowe's Cos. Inc.	2,079	424
	H&R Block Inc.	16,108	413
	MGM Resorts International	9,231	393
*	RH	550	385
	Interpublic Group of Cos. Inc.	9,839	366
*	Scientific Games Corp. Class A	4,972	360
	AMERCO	527	348
*	Caesars Entertainment Inc.	3,385	344
	Bath & Body Works Inc.	5,023	339
*	iHeartMedia Inc. Class A	12,586	313
*	Lions Gate Entertainment Corp. Class A	23,997	310
*	Boot Barn Holdings Inc.	3,456	309
*	AutoNation Inc.	2,807	306
	Kohl's Corp.	5,301	304
*	Hovnanian Enterprises Inc. Class A	2,778	302
	Williams-Sonoma Inc.	1,546	289
	American Eagle Outfitters Inc.	9,198	281
*	Boyd Gaming Corp.	4,442	273
*	Genesco Inc.	4,404	273
*	Skechers USA Inc. Class A	5,231	264
*	Golden Entertainment Inc.	5,141	245
*	Carvana Co. Class A	732	240
*	Etsy Inc.	1,108	240
	Shoe Carnival Inc.	6,186	237
*	Liquidity Services Inc.	9,692	236
	Foot Locker Inc.	4,117	233
	Starbucks Corp.	1,967	231
*	Houghton Mifflin Harcourt Co.	16,757	226
*	Chico's FAS Inc.	43,536	225
	RCI Hospitality Holdings Inc.	3,458	223
	Signet Jewelers Ltd.	2,793	221
*	Conn's Inc.	8,624	212
*	Avis Budget Group Inc.	2,317	210
[1]	Big 5 Sporting Goods Corp.	6,982	194
	Dillard's Inc. Class A	983	187
*	Tenneco Inc. Class A	11,636	182
	Clarus Corp.	6,614	179
*	Lions Gate Entertainment Corp. Class B	15,183	179
*	Dave & Buster's Entertainment Inc.	4,683	175
	Cato Corp. Class A	10,004	173
*	AMMO Inc.	23,031	169
*	Chipotle Mexican Grill Inc. Class A	88	167
*	Revolve Group Inc.	2,899	167
	NIKE Inc. Class B	1,003	165
	Dollar General Corp.	734	164
*	Funko Inc. Class A	8,207	164
*	Citi Trends Inc.	1,888	163
*	Trade Desk Inc. Class A	2,018	162
*	AMC Networks Inc. Class A	3,375	160
*	Duluth Holdings Inc. Class B	10,137	158
*	Gannett Co. Inc.	24,731	157
*	Full House Resorts Inc.	18,110	155
*	Everi Holdings Inc.	6,728	153

		Shares	Market Value ($000)
*	HyreCar Inc.	13,643	153
*	Children's Place Inc.	1,747	152
*	Clear Channel Outdoor Holdings Inc.	57,416	151
	Movado Group Inc.	4,174	151
*	SiteOne Landscape Supply Inc.	755	151
*	Lands' End Inc.	4,400	149
*	Thryv Holdings Inc.	4,739	147
*	Clean Energy Fuels Corp.	18,158	144
*	Entercom Communications Corp. Class A	40,662	144
	News Corp. Class A	6,286	141
*	Vuzix Corp.	10,648	141
*	Aptiv plc	920	140
*	Deckers Outdoor Corp.	327	137
*	Fossil Group Inc.	10,008	134
*	YETI Holdings Inc.	1,348	134
*	Bed Bath & Beyond Inc.	4,820	133
*	O'Reilly Automotive Inc.	222	132
*	Lovesac Co.	2,229	126
*	Red Rock Resorts Inc. Class A	2,691	126
	Hibbett Inc.	1,304	125
*	Penn National Gaming Inc.	1,545	125
	A-Mark Precious Metals Inc.	2,585	125
	Qurate Retail Inc. Series A	11,267	124
	Caleres Inc.	4,921	121
*	Floor & Decor Holdings Inc. Class A	909	112
*	Mesa Air Group Inc.	13,528	108
*	Viad Corp.	2,470	107
*	XPEL Inc.	1,414	107
	Lithia Motors Inc. Class A	311	103
	Toll Brothers Inc.	1,607	103
*	Mattel Inc.	4,756	102
	Nexstar Media Group Inc. Class A	653	98
*	BJ's Restaurants Inc.	2,263	97
	Travel + Leisure Co.	1,746	96
	Activision Blizzard Inc.	1,149	95
	Century Communities Inc.	1,355	95
	Thor Industries Inc.	838	95
	Kontoor Brands Inc.	1,735	94
*	Lululemon Athletica Inc.	236	94
	Camping World Holdings Inc. Class A	2,258	90
	Tilly's Inc. Class A	5,753	90
*	MarineMax Inc.	1,830	89
*	Purple Innovation Inc. Class A	3,666	89
	Rocky Brands Inc.	1,767	88
*	Barnes & Noble Education Inc.	10,676	87
	John Wiley & Sons Inc. Class A	1,503	87
*	Turtle Beach Corp.	3,040	86
	Haverty Furniture Cos. Inc.	2,365	84
	Global Industrial Co.	2,173	84
*	Bally's Corp.	1,615	81
	Hanesbrands Inc.	4,271	80
*	Red Robin Gourmet Burgers Inc.	3,289	80
	Buckle Inc.	2,050	79
	Pool Corp.	158	78
*	National Vision Holdings Inc.	1,229	74
	Lennar Corp. Class A	666	71
*	Monarch Casino & Resort Inc.	1,117	71
*	Vera Bradley Inc.	6,223	71

		Shares	Market Value ($000)
	Gap Inc.	2,609	70
*	ODP Corp.	1,483	70
*	Green Brick Partners Inc.	2,664	67
*	Wayfair Inc. Class A	234	66
*	Master Craft Boat Holdings Inc.	2,592	65
*	Fox Factory Holding Corp.	417	64
	Winnebago Industries Inc.	902	63
*	Five Below Inc.	292	62
*	LGI Homes Inc.	370	59
	Big Lots Inc.	1,194	58
*	Container Store Group Inc.	5,009	58
*	M/I Homes Inc.	901	58
	Papa John's International Inc.	439	56
	KB Home	1,280	55
*	Malibu Boats Inc. Class A	768	55
	Franchise Group Inc.	1,545	54
	Churchill Downs Inc.	250	53
*	Stitch Fix Inc. Class A	1,238	52
*	Abercrombie & Fitch Co. Class A	1,423	51
	Best Buy Co. Inc.	440	51
*	Coty Inc. Class A	5,172	51
*	Nautilus Inc.	4,487	51
	Tractor Supply Co.	263	51
*	SeaWorld Entertainment Inc.	975	48
*	GoPro Inc. Class A	4,693	47
	Group 1 Automotive Inc.	260	43
*	CarParts.com Inc.	2,470	43
*	Tri Pointe Homes Inc.	1,726	41
*	Genius Brands International Inc.	23,712	40
*	Meritage Homes Corp.	360	40
*	Gentherm Inc.	456	39
	Rent-A-Center Inc.	622	39
*	Designer Brands Inc. Class A	2,565	37
*	G-III Apparel Group Ltd.	1,203	37
*	Sally Beauty Holdings Inc.	1,969	37
*	Adient plc	939	37
	Nielsen Holdings plc	1,655	36
	Acushnet Holdings Corp.	698	35
*	Cardlytics Inc.	390	35
	DR Horton Inc.	363	35
	Johnson Outdoors Inc. Class A	304	35
*	Sonos Inc.	872	35
*	Drive Shack Inc.	12,191	33
	Interface Inc. Class A	2,234	32
*	American Airlines Group Inc.	1,534	31
*	Century Casinos Inc.	2,316	31
*	Party City Holdco Inc.	4,497	31
*	Brinker International Inc.	569	30
	Newell Brands Inc.	1,177	30
*	Kirkland's Inc.	1,508	29
			30,826
Consumer Staples (1.4%)
	Philip Morris International Inc.	5,007	516
*	Celsius Holdings Inc.	3,308	270
	Ingles Markets Inc. Class A	2,672	181
*	22nd Century Group Inc.	49,788	178
	Corteva Inc.	3,109	137
*	PLBY Group Inc.	4,436	110

		Shares	Market Value ($000)
*	Freshpet Inc.	852	109
*	United Natural Foods Inc.	2,872	106
*	GrowGeneration Corp.	3,175	102
	Medifast Inc.	375	86
*	Whole Earth Brands Inc.	6,169	77
	MGP Ingredients Inc.	1,043	68
*	BellRing Brands Inc. Class A	2,013	68
	Albertsons Cos. Inc. Class A	1,701	52
*	Hain Celestial Group Inc.	1,135	42
	Bunge Ltd.	531	40
*	Boston Beer Co. Inc. Class A	69	39
*	Darling Ingredients Inc.	475	35
*	Simply Good Foods Co.	923	33
			2,249
Energy (7.1%)
	Exxon Mobil Corp.	20,575	1,122
	ONEOK Inc.	12,316	647
	ConocoPhillips	11,519	640
	Targa Resources Corp.	11,041	485
	Devon Energy Corp.	16,313	482
	Texas Pacific Land Corp.	298	405
	Marathon Oil Corp.	33,771	397
	Diamondback Energy Inc.	4,303	332
*	Cheniere Energy Inc.	3,632	318
*	Peabody Energy Corp.	17,573	281
*	Enphase Energy Inc.	1,494	260
	Patterson-UTI Energy Inc.	32,773	254
*	CONSOL Energy Inc.	9,952	227
*	Aemetis Inc.	19,013	211
*	Gevo Inc.	31,713	198
*	Callon Petroleum Co.	5,749	196
*	Arch Resources Inc.	2,574	195
*	Centennial Resource Development Inc. Class A	37,967	194
	Ovintiv Inc.	6,963	190
[1]	Altus Midstream Co. Class A	2,864	187
	SM Energy Co.	9,648	184
	Occidental Petroleum Corp.	6,973	179
*	Laredo Petroleum Inc.	3,233	175
	EOG Resources Inc.	2,568	173
	Marathon Petroleum Corp.	2,785	165
	Matador Resources Co.	5,713	164
*	Antero Resources Corp.	11,882	163
	Helmerich & Payne Inc.	5,961	160
*	Oceaneering International Inc.	12,501	154
*	Range Resources Corp.	10,339	151
	Hess Corp.	2,074	143
*	Southwestern Energy Co.	29,308	133
	Continental Resources Inc.	3,357	132
*	Tellurian Inc.	40,032	128
	Northern Oil and Gas Inc.	7,507	125
	Magnolia Oil & Gas Corp. Class A	7,490	117
*	Contango Oil & Gas Co.	30,529	111
*	W&T Offshore Inc.	33,720	110
*	Plug Power Inc.	4,197	109
	SunCoke Energy Inc.	15,434	107
*	Green Plains Inc.	2,989	105
*	Ameresco Inc. Class A	1,334	92
*	Centrus Energy Corp. Class A	3,092	89

		Shares	Market Value ($000)
	Cactus Inc. Class A	2,128	80
	Brigham Minerals Inc. Class A	4,046	77
*	FuelCell Energy Inc.	10,168	63
*	RPC Inc.	16,059	62
*	National Energy Services Reunited Corp.	5,349	61
*	Newpark Resources Inc.	21,363	56
*	FTS International Inc. Class A	2,522	56
	Antero Midstream Corp.	4,804	46
*	TETRA Technologies Inc.	12,644	41
*	SunPower Corp.	1,805	39
*	Renewable Energy Group Inc.	785	38
*	Whiting Petroleum Corp.	703	33
*	EQT Corp.	1,746	32
	PDC Energy Inc.	778	32
*	ChampionX Corp.	1,352	32
			11,138
Financials (17.7%)
	Blackstone Inc.	13,707	1,723
	Charles Schwab Corp.	23,445	1,708
	PNC Financial Services Group Inc.	7,336	1,402
	Morgan Stanley	11,716	1,224
	American Financial Group Inc.	8,544	1,179
	Wells Fargo & Co.	25,345	1,158
	Goldman Sachs Group Inc.	2,371	980
	MSCI Inc. Class A	1,330	844
	T Rowe Price Group Inc.	3,155	706
	Pinnacle Financial Partners Inc.	6,935	672
	Ally Financial Inc.	12,477	660
	Invesco Ltd.	25,223	639
	SLM Corp.	32,690	613
	Signature Bank	2,063	535
	Marsh & McLennan Cos. Inc.	3,378	531
	Western Alliance Bancorp	5,018	490
*	SVB Financial Group	844	472
	Affiliated Managers Group Inc.	2,716	462
	Bank OZK	9,989	424
	American International Group Inc.	7,692	420
*	Customers Bancorp Inc.	10,148	420
	Comerica Inc.	5,036	372
	Citizens Financial Group Inc.	8,386	367
	Evercore Inc. Class A	2,478	346
	East West Bancorp Inc.	4,627	339
	PacWest Bancorp	7,959	339
	Flushing Financial Corp.	14,516	333
	Old Republic International Corp.	12,652	329
	Navient Corp.	13,720	318
	Berkshire Hills Bancorp Inc.	12,386	317
*	Bancorp Inc.	12,746	314
	Jefferies Financial Group Inc.	7,762	287
	BlackRock Inc.	296	279
	Discover Financial Services	2,175	279
	Valley National Bancorp	20,896	272
*	LendingClub Corp.	8,144	253
	Assured Guaranty Ltd.	4,989	249
	First Republic Bank	1,241	247
	ServisFirst Bancshares Inc.	3,308	243
*	Marathon Digital Holdings Inc.	5,853	238
	Hanmi Financial Corp.	10,908	210

		Shares	Market Value ($000)
*	Silvergate Capital Corp. Class A	1,820	206
	Prudential Financial Inc.	1,863	197
*	Riot Blockchain Inc.	4,954	185
	BankUnited Inc.	3,943	166
	First Citizens BancShares Inc. Class A	184	165
	Northfield Bancorp Inc.	9,770	165
	HCI Group Inc.	1,309	146
	Live Oak Bancshares Inc.	2,393	146
*	Triumph Bancorp Inc.	1,763	145
	Eagle Bancorp Inc.	2,476	143
	B Riley Financial Inc.	2,157	141
*	Enova International Inc.	4,263	141
	Meta Financial Group Inc.	2,810	138
	Great Western Bancorp Inc.	4,341	134
	Janus Henderson Group plc	3,077	133
	Fifth Third Bancorp	3,309	129
	Cohen & Steers Inc.	1,438	126
*	MoneyGram International Inc.	13,867	125
	Ares Management Corp. Class A	1,577	122
	Cowen Inc. Class A	2,965	107
	Towne Bank	3,368	103
	Brightsphere Investment Group Inc.	3,762	102
*	World Acceptance Corp.	532	101
	S&P Global Inc.	217	96
*	Mr Cooper Group Inc.	2,340	91
	Sculptor Capital Management Inc. Class A	3,053	86
	Goosehead Insurance Inc. Class A	556	82
*	MBIA Inc.	6,822	76
	Cincinnati Financial Corp.	569	70
	Morningstar Inc.	254	68
	Arthur J Gallagher & Co.	452	65
	ConnectOne Bancorp Inc.	2,224	64
	Carlyle Group Inc.	1,270	63
	OneMain Holdings Inc.	1,070	62
	PennyMac Financial Services Inc.	923	61
	Kinsale Capital Group Inc.	320	58
	Harborone Bancorp Inc.	3,948	56
	Curo Group Holdings Corp.	3,213	53
	Hamilton Lane Inc. Class A	529	46
	Intercontinental Exchange Inc.	378	45
	Virtus Investment Partners Inc.	134	42
	Brown & Brown Inc.	600	35
	Hartford Financial Services Group Inc.	512	34
	MetLife Inc.	536	33
	Oppenheimer Holdings Inc. Class A	679	32
	Bank of America Corp.	735	31
	JPMorgan Chase & Co.	191	31
	U.S. Bancorp	527	30
			27,869
Health Care (17.3%)
	HCA Healthcare Inc.	6,184	1,564
	Eli Lilly & Co.	5,766	1,489
*	Moderna Inc.	3,700	1,394
*	IDEXX Laboratories Inc.	1,514	1,020
*	Align Technology Inc.	1,359	964
*	STAAR Surgical Co.	3,767	582
*	Intellia Therapeutics Inc.	3,114	500
	Danaher Corp.	1,475	478

		Shares	Market Value ($000)
	Agilent Technologies Inc.	2,481	435
*	Shockwave Medical Inc.	1,841	394
*	Omnicell Inc.	2,332	362
*	Pacific Biosciences of California Inc.	11,040	346
*	Tenet Healthcare Corp.	4,228	319
*	Joint Corp.	3,111	318
	Bruker Corp.	3,531	312
*	Novavax Inc.	1,308	312
	Bio-Techne Corp.	610	304
*	AngioDynamics Inc.	10,572	299
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,254	296
*	Charles River Laboratories International Inc.	637	283
*	Horizon Therapeutics plc	2,595	281
*	Laboratory Corp. of America Holdings	923	280
*	Morphic Holding Inc.	4,133	260
*	IQVIA Holdings Inc.	947	246
*	Aclaris Therapeutics Inc.	15,127	245
*	Prothena Corp. plc	3,557	239
*,1	Senseonics Holdings Inc.	59,112	237
*	Anavex Life Sciences Corp.	11,870	231
*	Surgery Partners Inc.	4,702	231
*	OptimizeRx Corp.	3,200	212
*	Celldex Therapeutics Inc.	3,980	210
	Anthem Inc.	556	209
*	Acadia Healthcare Co. Inc.	3,141	208
*	VistaGen Therapeutics Inc.	66,950	204
*	PAVmed Inc.	27,605	202
*	Cutera Inc.	3,944	196
*	Avid Bioservices Inc.	7,912	192
*	Illumina Inc.	409	187
*	Protagonist Therapeutics Inc.	3,759	182
*	Bionano Genomics Inc.	31,002	181
*	Beam Therapeutics Inc.	1,599	177
*	Asensus Surgical Inc.	80,596	177
*	Brookdale Senior Living Inc.	23,751	173
*	Heska Corp.	651	173
*	Vericel Corp.	3,200	173
*	ClearPoint Neuro Inc.	9,085	171
*	Biogen Inc.	502	170
*	Varex Imaging Corp.	5,721	167
*	Repligen Corp.	581	164
	Select Medical Holdings Corp.	4,675	162
*	DaVita Inc.	1,221	160
*	Outlook Therapeutics Inc.	57,504	159
*	Apollo Medical Holdings Inc.	2,078	158
*	Prestige Consumer Healthcare Inc.	2,717	156
*	Ocugen Inc.	20,577	156
*	Cassava Sciences Inc.	2,715	154
	Owens & Minor Inc.	4,115	153
*	Evelo Biosciences Inc.	13,209	150
*	Chimerix Inc.	20,964	149
*	Veeva Systems Inc. Class A	440	146
*	Alector Inc.	5,403	146
*	Lexicon Pharmaceuticals Inc.	29,980	142
*	Seelos Therapeutics Inc.	63,731	140
*	Natera Inc.	1,165	138
*	Rubius Therapeutics Inc.	6,371	138
*	Novocure Ltd.	1,026	138

		Shares	Market Value ($000)
*	Oncocyte Corp.	33,472	137
*	ViewRay Inc.	22,597	136
*	Fulgent Genetics Inc.	1,491	136
*	Atossa Therapeutics Inc.	35,387	134
*	Lantheus Holdings Inc.	4,987	132
*	Lineage Cell Therapeutics Inc.	52,474	132
*	BioCryst Pharmaceuticals Inc.	8,197	131
*	Evolus Inc.	12,337	131
*	IVERIC bio Inc.	11,868	125
*	United Therapeutics Corp.	576	124
*	Inogen Inc.	2,054	122
*	Fate Therapeutics Inc.	1,658	121
*	Marinus Pharmaceuticals Inc.	9,719	120
*	Community Health Systems Inc.	9,306	115
*	Inspire Medical Systems Inc.	506	113
*	10X Genomics Inc. Class A	640	113
*	Myriad Genetics Inc.	3,116	112
*	CorVel Corp.	653	108
*	Catalent Inc.	810	106
	LeMaitre Vascular Inc.	1,861	105
*	MannKind Corp.	21,693	104
*	Verastem Inc.	38,933	103
*	Organogenesis Holdings Inc. Class A	5,945	101
*	Castle Biosciences Inc.	1,298	100
*	Insulet Corp.	323	96
*	Rigel Pharmaceuticals Inc.	24,604	94
*	Intra-Cellular Therapies Inc.	2,780	92
*	Dynavax Technologies Corp.	4,506	88
*	Twist Bioscience Corp.	772	87
*	Cerevel Therapeutics Holdings Inc.	2,671	85
*	ChromaDex Corp.	9,795	84
*	Tandem Diabetes Care Inc.	734	82
*	MiMedx Group Inc.	5,575	82
*	Arvinas Inc.	908	78
*	AtriCure Inc.	998	73
	West Pharmaceutical Services Inc.	161	73
*	Masimo Corp.	266	72
*	TG Therapeutics Inc.	2,650	72
*	RadNet Inc.	2,275	71
*	Bridgebio Pharma Inc.	1,393	70
*	Neuronetics Inc.	10,476	70
*	Cortexyme Inc.	725	70
*	Ocular Therapeutix Inc.	6,567	69
*	Revance Therapeutics Inc.	2,554	68
*	Sientra Inc.	11,127	68
*	Avantor Inc.	1,702	67
*,1	Retractable Technologies Inc.	5,156	66
*	Kodiak Sciences Inc.	695	65
*	Evolent Health Inc. Class A	2,560	63
*	Affimed NV	8,913	63
*	Dicerna Pharmaceuticals Inc.	3,023	62
*	Sesen Bio Inc.	65,594	62
*	Denali Therapeutics Inc.	1,142	61
*	LHC Group Inc.	327	61
*,1	Brooklyn ImmunoTherapeutics Inc.	4,975	60
*	Citius Pharmaceuticals Inc.	25,907	58
*	Penumbra Inc.	204	56
*	TransMedics Group Inc.	1,685	55

		Shares	Market Value ($000)
*	SpringWorks Therapeutics Inc.	727	55
*	Veracyte Inc.	1,112	54
*	Ampio Pharmaceuticals Inc.	31,519	52
*	Gritstone bio Inc.	5,649	52
*	Meridian Bioscience Inc.	2,545	52
*	NanoString Technologies Inc.	898	52
*	KemPharm Inc.	5,573	52
*	R1 RCM Inc.	2,602	51
*	Medpace Holdings Inc.	270	49
*	Quanterix Corp.	962	49
*	ImmunoGen Inc.	7,737	47
*	KalVista Pharmaceuticals Inc.	2,316	47
*	Apellis Pharmaceuticals Inc.	695	46
	Zoetis Inc.	225	46
*	Acceleron Pharma Inc.	332	44
*	Cytokinetics Inc.	1,301	43
	STERIS plc	199	43
*	Option Care Health Inc.	1,565	42
	Abbott Laboratories	299	38
*	Dermtech Inc.	1,023	38
*	Alphatec Holdings Inc.	2,570	37
*	NeoGenomics Inc.	769	37
*	Curis Inc.	4,118	36
*	Halozyme Therapeutics Inc.	863	36
	Thermo Fisher Scientific Inc.	63	35
*	Infinity Pharmaceuticals Inc.	9,904	35
*	Krystal Biotech Inc.	572	33
*	OPKO Health Inc.	8,424	33
*	Envista Holdings Corp.	745	32
*	IGM Biosciences Inc.	444	32
*	GT Biopharma Inc.	3,566	32
*	Ideaya Biosciences Inc.	1,318	31
			27,159
Industrials (17.4%)
	Johnson Controls International plc	27,023	2,021
	Capital One Financial Corp.	11,918	1,978
	Deere & Co.	3,822	1,445
	Trane Technologies plc	5,198	1,032
*	PayPal Holdings Inc.	3,077	888
*	Square Inc. Class A	3,161	847
	Eaton Corp. plc	4,462	751
	General Electric Co.	6,885	726
	Automatic Data Processing Inc.	3,113	651
	American Express Co.	3,243	538
*	MasTec Inc.	5,850	535
*	Waters Corp.	1,179	488
	Eagle Materials Inc.	3,024	474
*	Generac Holdings Inc.	1,057	462
	Caterpillar Inc.	1,739	367
*	Bill.Com Holdings Inc.	1,339	367
*	Zebra Technologies Corp. Class A	582	342
	United Parcel Service Inc. Class B	1,722	337
	Valmont Industries Inc.	1,344	335
	Pentair plc	4,242	327
	Genco Shipping & Trading Ltd.	16,541	322
*	Middleby Corp.	1,689	309
*	WESCO International Inc.	2,557	299
*	Axon Enterprise Inc.	1,641	298

		Shares	Market Value ($000)
	Synchrony Financial	5,602	279
*	Veritiv Corp.	2,997	269
*	Safe Bulkers Inc.	65,656	265
	Advanced Drainage Systems Inc.	2,289	261
*	Chart Industries Inc.	1,347	254
	Alliance Data Systems Corp.	2,537	249
*	Aspen Aerogels Inc.	5,700	249
	Snap-on Inc.	1,055	237
*	Trex Co. Inc.	2,131	234
	Quanta Services Inc.	2,227	227
	Otis Worldwide Corp.	2,369	219
	Sealed Air Corp.	3,516	215
*	Donnelley Financial Solutions Inc.	6,315	211
	Norfolk Southern Corp.	828	210
*	Mohawk Industries Inc.	972	192
*	Titan International Inc.	22,845	190
	Shyft Group Inc.	4,309	190
*	Cross Country Healthcare Inc.	8,684	189
*	GreenBox POS	19,263	188
	Costamare Inc.	12,930	186
*	Herc Holdings Inc.	1,404	185
	FedEx Corp.	664	176
	Robert Half International Inc.	1,706	176
*	Ranpak Holdings Corp. Class A	5,613	172
	EnPro Industries Inc.	1,978	169
	Korn Ferry	2,392	169
*	Titan Machinery Inc.	5,886	169
*	RR Donnelley & Sons Co.	31,300	154
	General Dynamics Corp.	769	154
*	Babcock & Wilcox Enterprises Inc.	20,305	148
*	BlueLinx Holdings Inc.	2,534	146
	AGCO Corp.	1,055	145
*	MYR Group Inc.	1,336	139
*	TopBuild Corp.	622	136
	Textron Inc.	1,831	133
	Fortune Brands Home & Security Inc.	1,354	132
	Maxar Technologies Inc.	3,610	115
	Rexnord Corp.	1,890	115
	Kforce Inc.	1,944	114
	Greenbrier Cos. Inc.	2,493	110
*	Commercial Vehicle Group Inc.	10,388	109
	Heidrick & Struggles International Inc.	2,516	109
	Macquarie Infrastructure Corp.	2,701	108
	Old Dominion Freight Line Inc.	375	108
*	Textainer Group Holdings Ltd.	3,137	104
*	Atkore Inc.	1,108	103
	Equifax Inc.	374	102
	Regal Beloit Corp.	663	99
*	Saia Inc.	410	98
*	CryoPort Inc.	1,475	94
*	NV5 Global Inc.	822	87
*	Resideo Technologies Inc.	2,656	86
*	XPO Logistics Inc.	992	86
*	Paylocity Holding Corp.	317	85
	nVent Electric plc	2,442	84
	CRA International Inc.	892	83
*	Cornerstone Building Brands Inc.	4,859	81
*	Masonite International Corp.	655	78

		Shares	Market Value ($000)
*	Builders FirstSource Inc.	1,450	77
	Mastercard Inc. Class A	214	74
*	Modine Manufacturing Co.	5,968	74
	ArcBest Corp.	1,074	72
*	Energy Recovery Inc.	3,545	72
	Pitney Bowes Inc.	9,481	71
*,2	API Group Corp.	3,078	71
	Ryder System Inc.	877	70
*	Virgin Galactic Holdings Inc.	2,425	66
	ManpowerGroup Inc.	531	65
	Cintas Corp.	162	64
	Granite Construction Inc.	1,541	63
*	Triumph Group Inc.	3,400	63
	Installed Building Products Inc.	488	61
	Brunswick Corp.	597	58
*	Blue Bird Corp.	2,492	54
	MKS Instruments Inc.	359	53
	REV Group Inc.	3,211	52
*	Astronics Corp.	3,823	51
*	PureCycle Technologies Inc.	3,488	51
*	Construction Partners Inc. Class A	1,466	49
	Acuity Brands Inc.	256	47
	Franklin Electric Co. Inc.	535	46
	Patrick Industries Inc.	558	46
	Carrier Global Corp.	805	46
	DuPont de Nemours Inc.	582	43
	Exponent Inc.	353	41
*	Eagle Bulk Shipping Inc.	824	41
	Cognex Corp.	429	38
	Helios Technologies Inc.	446	36
*	Fair Isaac Corp.	77	35
*	Bloom Energy Corp. Class A	1,576	34
	Tetra Tech Inc.	231	33
*	AMN Healthcare Services Inc.	288	33
*	Teledyne Technologies Inc.	70	32
*	TrueBlue Inc.	1,163	32
*	Montrose Environmental Group Inc.	642	32
	Astec Industries Inc.	498	30
*	Conduent Inc.	4,158	30
			27,320
Real Estate (0.5%)
*	Jones Lang LaSalle Inc.	876	212
*	Zillow Group Inc. Class C	1,287	123
	eXp World Holdings Inc.	2,495	114
*	Redfin Corp.	2,073	101
*	CoStar Group Inc.	736	62
	Newmark Group Inc. Class A	4,225	58
*	Realogy Holdings Corp.	3,022	53
*	CBRE Group Inc. Class A	400	39
			762
Technology (11.7%)
	Applied Materials Inc.	10,334	1,396
*	Alphabet Inc. Class C	468	1,362
	NVIDIA Corp.	4,728	1,058
*	Twitter Inc.	16,207	1,045
	Oracle Corp.	10,658	950
	Apple Inc.	6,181	939

		Shares	Market Value ($000)
*	J2 Global Inc.	3,691	508
*	Synaptics Inc.	2,255	428
	Lam Research Corp.	637	385
*	Gartner Inc.	1,193	368
*	HubSpot Inc.	535	366
*	Crowdstrike Holdings Inc. Class A	1,253	352
*	Western Digital Corp.	5,108	323
*	Teradata Corp.	5,751	315
	Microsoft Corp.	1,015	306
*	Upwork Inc.	6,423	287
*	Alphabet Inc. Class A	95	275
*	Cloudflare Inc. Class A	2,197	265
*	Fortinet Inc.	820	258
*	DXC Technology Co.	6,977	256
*	Arrow Electronics Inc.	2,081	252
	Entegris Inc.	2,074	249
	SYNNEX Corp.	1,934	246
*	DocuSign Inc. Class A	751	223
*	NCR Corp.	4,952	210
	Intuit Inc.	369	209
*	Digital Turbine Inc.	3,548	207
*	MicroVision Inc.	13,923	205
*	Zscaler Inc.	705	196
	Vertiv Holdings Co. Class A	6,902	194
*	3D Systems Corp.	6,114	186
*	Globant SA	496	160
*	Avid Technology Inc.	5,823	150
*	MicroStrategy Inc. Class A	210	146
*	Cadence Design Systems Inc.	870	142
*	Kopin Corp.	22,701	134
*	EMCORE Corp.	17,277	129
*	Ultra Clean Holdings Inc.	2,733	126
*	EPAM Systems Inc.	198	125
	Teradyne Inc.	1,014	123
*	Coupa Software Inc.	482	118
*	Grid Dynamics Holdings Inc.	4,420	118
*	MACOM Technology Solutions Holdings Inc. Class H	1,915	116
*	Veritone Inc.	5,538	116
	KLA Corp.	334	114
*	Paycom Software Inc.	226	111
*	MongoDB Inc. Class A	265	104
*	Okta Inc.	393	104
*	Lattice Semiconductor Corp.	1,629	101
*	Sprout Social Inc. Class A	829	101
*	Atomera Inc.	4,064	100
*	IAC/Inter Active Corp.	754	100
*	RingCentral Inc. Class A	393	99
	Monolithic Power Systems Inc.	197	98
*	Twilio Inc. Class A	273	97
*	Magnite Inc.	3,345	97
*	FormFactor Inc.	2,473	96
	Shutterstock Inc.	827	95
*	Domo Inc. Class B	1,034	93
*	Qorvo Inc.	446	84
*	Manhattan Associates Inc.	476	78
	Broadcom Inc.	154	77
*	Cerence Inc.	669	73
*	Zoom Video Communications Inc. Class A	225	65

		Shares	Market Value ($000)
*	Advanced Micro Devices Inc.	581	64
	Skyworks Solutions Inc.	349	64
*	Avaya Holdings Corp.	3,013	61
*	Unisys Corp.	2,526	61
*	TechTarget Inc.	674	57
*	II-VI Inc.	911	57
*	Agilysys Inc.	984	56
*	Rapid7 Inc.	451	55
*	Synopsys Inc.	158	53
*	LivePerson Inc.	790	51
*	SPS Commerce Inc.	361	49
*	Novanta Inc.	298	46
*	CEVA Inc.	935	45
*	Everbridge Inc.	259	41
	KBR Inc.	1,052	41
*	Ambarella Inc.	386	40
*	Varonis Systems Inc. Class B	562	39
*	Allscripts Healthcare Solutions Inc.	2,434	37
*	Rimini Street Inc.	3,822	37
*	Diodes Inc.	376	36
*	PAR Technology Corp.	487	33
			18,432
Telecommunications (2.0%)
*	Roku Inc.	2,558	901
*	Charter Communications Inc. Class A	351	287
*	WideOpenWest Inc.	12,411	263
*	Globalstar Inc.	123,848	246
*	T-Mobile U.S. Inc.	1,781	244
	Motorola Solutions Inc.	758	185
*	IDT Corp. Class B	4,242	184
*	Calix Inc.	3,583	167
*	Cambium Networks Corp.	2,962	111
*	Aviat Networks Inc.	2,443	87
	Ubiquiti Inc.	249	81
*	Anterix Inc.	1,167	69
	Cable One Inc.	27	57
*	Infinera Corp.	5,709	48
*	Extreme Networks Inc.	3,293	36
*	Clearfield Inc.	746	34
*	CommScope Holding Co. Inc.	2,061	33
*	fuboTV Inc.	1,101	32
*	Plantronics Inc.	1,044	31
	Lumen Technologies Inc.	2,514	31
			3,127
Utilities (0.5%)
	Waste Management Inc.	5,264	816
*	Evoqua Water Technologies Corp.	1,097	43
			859
Total Common Stocks (Cost $126,306)			156,615

		Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund, 0.068% (Cost $1,126)	11,260	1,126
Total Investments (100.3%) (Cost $127,432)			157,741
Other Assets and Liabilities—Net (-0.3%)			(507)
Net Assets (100%)			157,234
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $607,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $71,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $621,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	2	452	11
Micro E-mini S&P 500 Index	September 2021	1	23	—
				11
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.